Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory [Abstract]
Increase in obsolete and slow-moving supplies inventories provision	$ 2.1	$ 0.9
Obsolete and slow-moving supplies inventories provision	14.1	12.8
Inventory write-down	$ 18.1	$ 0.0